Commitments and contingencies - Schedule of Capital Expenditures Contracted (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Contracted but not provided for Leasehold improvement	$ 151